Employee Option Plans (Details) - Schedule of Sapiens' Stock-Based Compensation Activity - Sapiens [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Sapiens' Stock-Based Compensation Activity [Line Items]
Amount of options, Outstanding at beginning of year | shares	1,835,385
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 22.27
Weighted average remaining contractual life, Outstanding at beginning of year	3 years 9 months 7 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 22,374
Amount of options, Granted | shares	404,500
Weighted average exercise price, Granted | $ / shares	$ 21.19
Amount of options, Exercised | shares	(21,253)
Weighted average exercise price, Exercised | $ / shares	$ 10.65
Aggregate intrinsic value, Exercised | $	$ 250
Amount of options, Expired and forfeited | shares	(85,869)
Weighted average exercise price, Expired and forfeited | $ / shares	$ 24.07
Amount of options, Outstanding at end of year | shares	2,132,763
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 21.51
Weighted average remaining contractual life, Outstanding at end of year	3 years 3 months 18 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 5,531
Amount of options, Exercisable at end of year | shares	1,010,513
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 16.21
Weighted average remaining contractual life, Exercisable at end of year	1 year 11 months 12 days
Aggregate intrinsic value, Exercisable at end of year | $	$ 4,305